Organization - Stock Offerings (Details) (USD $)	1 Months Ended	12 Months Ended			36 Months Ended		1 Months Ended	29 Months Ended	19 Months Ended		9 Months Ended														1 Months Ended
	Oct. 24, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 11, 2009 IPO	Aug. 11, 2006 IPO	Feb. 13, 2012 Follow-On Offering	Dec. 31, 2011 Follow-On Offering	Aug. 06, 2011 2010 German Offering	Jan. 02, 2010 2010 German Offering	Sep. 30, 2012 Public Offerings and 2010 German Offering	Aug. 06, 2009 Primary Offering	Aug. 11, 2006 Primary Offering IPO	Jan. 02, 2010 Primary Offering 2010 German Offering	Aug. 06, 2009 Distribution Reinvestment Plan	Aug. 11, 2006 Distribution Reinvestment Plan IPO	Jan. 02, 2010 Distribution Reinvestment Plan 2010 German Offering	Aug. 06, 2009 Follow-On Offering	Dec. 31, 2012 Common Class B-1	Dec. 31, 2011 Common Class B-1	Dec. 31, 2012 Common Class B-2	Dec. 31, 2011 Common Class B-2	Dec. 31, 2012 Common Class B-3	Dec. 31, 2011 Common Class B-3	Oct. 24, 2013 Subsequent Event [Member] Common Class B-1	Oct. 24, 2013 Maximum Subsequent Event [Member] Common Class B-2	Oct. 24, 2013 Maximum Subsequent Event [Member] Common Class B-3
Class of Stock [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.10
Conversion Period to Class A Pursuant to Listing	18 months																								6 months	12 months	18 months
Common Stock, Capital Shares Reserved for Future Issuance						34,000,000				4,600,000		80,000,000	30,000,000	4,200,000	8,360,000	4,000,000	400,000	88,360,000
Share Price												$ 25	$ 25	$ 24.125	$ 23.875		$ 23.875
Proceeds from Issuance Initial Public Offering					$ 174,900,000
Common Stock, Shares Issued					7,000,000		200,000	5,000,000	400,000										3,180,063	3,146,528	3,180,063	3,146,528	3,180,062	3,146,527
Proceeds from Issuance of Common Stock		4,062,647	54,511,310	54,463,267			4,100,000	123,800,000	8,500,000		307,200,000
Payments of Commissions and Dealer-Manager Fees		447,744	4,266,801	3,726,916							24,700,000
Payments of Stock Issuance Costs		83,739	625,820	429,501							1,400,000
Placement and structuring agent fees		0	93,264	303,109							400,000
Payments for Repurchase of Common Stock		743,115	892,901	859,555							2,600,000
Net Proceeds from Issuance of Common Stock											$ 278,100,000